Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note Fifteen – Employee Benefit Plans

During 2003, shareholders approved the City Holding Company 2003 Incentive Plan (“the Plan”).  Employees, directors and individuals who provide service to the Company (collectively, “Plan Participants”) are eligible to participate in the Plan.  Pursuant to terms of the Plan, the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights (“SARs”), or stock awards to Plan Participants.  A maximum of 1,000,000 shares of the Company’s common stock may be issued upon the exercise of stock options, SARs and stock awards, but no more than 350,000 shares of common stock may be issued as stock awards.  These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split or other similar event.  Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant) and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee.  The exercise price of the option grants equals the market price of the Company’s stock on the date of grant.  All incentive stock options and SARs will be exercisable up to ten years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement.  As of December 31, 2012, 396,126 stock options had been awarded pursuant to the terms of the Plan and 152,911  stock awards had been awarded.

            Each award from the Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines.  The option price for each grant is equal to the fair market value of a share of the Company’s common stock on the date of the grant.  Options granted expire at such time as the Compensation Committee, or its delegate, determines at the date of the grant and in no event does the exercise period exceed a maximum of ten years.  Upon a change-in-control of the Company, as defined in the Plan, all outstanding options and awards shall immediately vest.

Stock Options

A summary of the Company’s stock option activity and related information is presented below for the years ended December 31:

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	293,817	$33.95	287,393	$33.64	280,605	$33.56
Granted	16,876	35.39	16,000	35.09	15,500	32.09
Exercised	(18,899)	28.78	(9,576)	26.63	(7,962)	27.81
Forfeited	(2,250)	33.28	-	-	(750)	33.54
Outstanding at December 31	289,544	34.38	293,817	33.95	287,393	33.64

Exercisable at end of year	183,584	34.70	185,317	33.70	178,393	32.75

Nonvested at beginning of year	108,500	34.38	109,000	35.10	111,375	35.01
Granted during the year	16,876	35.39	16,000	35.09	15,500	32.09
Vested during the year	(18,166)	38.87	(16,500)	39.34	(17,625)	31.88
Forfeited during the year	(1,250)	30.38	-	-	(250)	33.54
Nonvested at end of eyar	105,960	$33.81	108,500	$34.38	109,000	$35.10

  Additional information regarding stock options outstanding and exercisable at December 31, 2012, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$26.62 - $33.90	165,168	$31.87	40	$491	114,584	$32.65	23	$252
$35.09 - $40.88	124,376	37.70	62	-	69,000	38.11	43	-
	289,544			$491	183,584			$252

Proceeds from stock option exercises were $0.5 million in 2012, $0.3 million in 2011, and $0.2 million in 2010. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2012, 2011 and 2010, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was $0.1 million in 2012 and less than $0.1 million in each of 2011 and 2010, respectively.

Stock-based compensation expense totaled $0.2 million,  $0.2 million and $0.3 million in 2012, 2011 and 2010.  The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was less than $0.1 million in 2012, 2011 and 2010.  Unrecognized stock-based compensation expense related to stock options approximated $0.4 million at December 31, 2012. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.6 years.

The fair value of the options is estimated at the date of grant using a Black-Scholes option-pricing model.   The following weighted average assumptions were used to estimate the fair value of options granted during the years ended December 31:

	2012	2011	2010

Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5.0 years	8.0 years	8.0 years

Restricted Shares

The Company measures compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is charged to expense over the respective vesting periods.

Restricted shares are forfeited if officers and employees terminate prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  Stock-based compensation expense related to restricted shares was approximately $0.6 million, $0.6 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.  Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.2 million at December 31, 2012. At December 31, 2012, this unrecognized expense is expected to be recognized over 4.4 years based on the weighted average-life of the restricted shares.

A summary of the Company’s restricted shares activity and related information is presented below for the years ended December 31:

	2012		2011		2010
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	108,209		96,060		88,109
Granted	23,336	$34.94	14,050	$35.08	13,750	$31.47
Forfeited/Vested	(14,834)		(1,901)		(5,799)
Outstanding at December 31	116,711		108,209		96,060

Benefit Plans

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust (“the 401(k) Plan”), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). The Company’s total expense associated with the retirement benefit plan approximated $0.6 million in 2012, 2011 and 2010.  The total number of shares of the Company’s common stock held by the 401(k) Plan as of December 31, 2012 and 2011is 293,703 and  294,022, respectively.

            The Company also maintains a defined benefit pension plan (“the Defined Benefit Plan”). The Defined Benefit Plan was frozen in 1999 subsequent to the Company’s acquisition of the plan sponsor. The Defined Benefit Plan maintains a December 31 year-end for purposes of computing its benefit obligations.

Primarily as a result of the interest rate environment over the past two years, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2012 and December 31, 2011. The Company has recorded a pension liability of $4.2 million and $4.0 million as of December 31, 2012 and 2011, included within Other Liabilities within the Consolidated Balance Sheets, and a $5.0 million and $4.7 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders’ Equity at December 31, 2012 and 2011, respectively. The following table summarizes activity within the Defined Benefit Plan in 2012 and 2011:

	Pension Benefits
(in thousands)	2012	2011

Change in fair value of plan assets:
Fair value at beginning of measurement period	$8,952	$9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	(759)	(737)
Fair value at end of measurement period	9,663	8,952

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)
Actuarial loss	(1,008)	(828)
Benefits paid	759	737
Benefit obligation at end of measurement period	(13,827)	(12,943)
Funded status	(4,164)	(3,991)

Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$(4,164)	$(3,991)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.31%	5.06%
Expected long-term rate of return	7.46%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

The following table presents the components of the net periodic pension cost of the Defined Benefit Plan:

	Pension Benefits
(in thousands)	2012	2011	2010

Components of net periodic benefit:
Interest cost	$635	$650	$674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$521	$386	$232

The Defined Benefit Plan is administered by the West Virginia Bankers Association (“WVBA”) and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

            The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five-year moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, exchange-traded index funds and guaranteed investment contracts. Prohibited investments include, but are not limited to, commodities and futures contracts, private placements, options, limited partnerships, venture capital investments, real estate and interest-only, principal-only, and residual tranche collateralized mortgage obligations. Unless a specific derivative security is allowed per the plan document, permission must be sought from the WVBA Pension Committee to include such investments.

            In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 10% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or U.S. government agencies). Additionally, no more than 20% of plan assets shall be invested in foreign securities (both equity and fixed).

            The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target	Allowable-	Percentage of Plan Assets
	Allocation	Allocation	At December 31
	2012	Range	2012	2011

Equity securities	60%	40-80%	39%	54%
Debt securities	30%	20-40%	36%	35%
Other	10%	3-10%	25%	11%
Total			100%	100%

The major categories of assets in the Company’s Defined Benefit Plan as of year-end are presented in the following table.  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

(in thousands)	Total	Level 1	Level 2	Level 3
2012
Cash and cash equivalents	$2,023	$2,023	$-	$-
Mutual funds	2,220	1,139	1,081	-
Common stocks	3,034	2,552	482	-
Mortgage-backed securities	524	-	524	-
Government and GSE bonds	1,344	-	1,344	-
Corporate Bonds	518	-	518	-
Total	$9,663	$5,714	$3,949	$-

2011
Cash and cash equivalents	$430	$430	$-	$-
Mutual funds	2,075	1,062	1,013	-
Common stocks	4,320	3,879	441	-
Mortgage-backed securities	445	-	445	-
Government and GSE bonds	1,242	-	1,242	-
Corporate Bonds	440	-	440	-
Total	$8,952	$5,371	$3,581	$-

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

            The Company anticipates making contributions to the plan of $0.5 million for the year ending December 31, 2013. The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter:

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2013	$836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	4,411

In addition, the Company and its subsidiary participate in the Pentegra multi-employer pension plan (the “multi-employer plan”).  This non-contributory defined benefit plan covers current and former employees of Classic Bancshares (acquired by the Company during 2005). It is the policy of the Company to fund the normal cost of the multiemployer plan on an annual basis.  Other than for normal plan expenses, no contributions were required for the years ended December 31, 2012 and 2011.  The benefits of the multi-employer plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

The Company has entered into employment contracts with certain of its current and former executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than “Just Cause.” The cost of these benefits was accrued over the four-year service period for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2012 and 2011. No charge to operations was incurred for the years ended December 31, 2012 and December 31, 2011.

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2012, 2011, and 2010, respectively. The liability for such agreements approximated $3.9 million and $4.2 million at December 31, 2012 and December 31, 2011, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

            To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $7.4 million and $7.3 million at December 31, 2012 and 2011, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.